Loans and advances to central banks and credit institutions - Schedule of loans and advances to banks and credit institutions (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets held for trading	€ 230,253	€ 176,921	€ 156,118
Non-trading financial assets mandatorily at fair value through profit or loss	6,130	5,910	5,713
Financial assets at fair value through other comprehensive income	89,898	83,308	85,239
Financial assets at amortised cost	1,203,707	1,191,403	1,147,044
Total financial assets	283,497	243,203	193,716
Gross carrying amount | Reverse repurchase agreements
Disclosure of financial assets [line items]
Total financial assets	59,648	44,184	39,500
Gross carrying amount | Impaired assets
Disclosure of financial assets [line items]
Total financial assets	33,731	34,094	32,888
Accumulated impairment
Disclosure of financial assets [line items]
Total financial assets	(349)	(286)	(226)
Central banks
Disclosure of financial assets [line items]
Financial assets held for trading	12,966	17,717	11,595
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets designated at fair value through profit or loss	0	0	0
Financial assets at fair value through other comprehensive income	0	0	0
Financial assets at amortised cost	16,179	20,082	15,375
Total financial assets	29,145	37,799	26,970
Central banks | Gross carrying amount | Time deposits
Disclosure of financial assets [line items]
Total financial assets	16,179	17,747	15,180
Central banks | Gross carrying amount | Reverse repurchase agreements
Disclosure of financial assets [line items]
Total financial assets	12,966	20,052	11,790
Central banks | Gross carrying amount | Impaired assets
Disclosure of financial assets [line items]
Total financial assets	0	0	0
Central banks | Gross carrying amount | Valuation adjustments for impairment
Disclosure of financial assets [line items]
Total financial assets	0	0	0
Credit institutions
Disclosure of financial assets [line items]
Financial assets held for trading	27,314	14,061	16,502
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets designated at fair value through profit or loss	408	459	673
Financial assets at fair value through other comprehensive income	363	313	0
Financial assets at amortised cost	55,537	57,917	46,518
Total financial assets	83,622	72,750	63,693
Credit institutions | Gross carrying amount | Time deposits
Disclosure of financial assets [line items]
Total financial assets	9,036	8,560	8,891
Credit institutions | Gross carrying amount | Reverse repurchase agreements
Disclosure of financial assets [line items]
Total financial assets	48,932	35,846	27,321
Credit institutions | Gross carrying amount | Non- loans advances
Disclosure of financial assets [line items]
Total financial assets	25,659	28,353	27,487
Credit institutions | Gross carrying amount | Impaired assets
Disclosure of financial assets [line items]
Total financial assets	0	0	0
Credit institutions | Accumulated impairment | Valuation adjustments for impairment
Disclosure of financial assets [line items]
Total financial assets	(5)	(9)	(6)
Central banks and credit institutions
Disclosure of financial assets [line items]
Total financial assets	112,767	110,549	90,663
Central banks and credit institutions | Euro
Disclosure of financial assets [line items]
Total financial assets	43,347	34,229	26,024
Central banks and credit institutions | Pound sterling
Disclosure of financial assets [line items]
Total financial assets	2,424	3,539	4,474
Central banks and credit institutions | US dollar
Disclosure of financial assets [line items]
Total financial assets	22,539	17,602	18,468
Central banks and credit institutions | Brazilian real
Disclosure of financial assets [line items]
Total financial assets	39,379	47,151	34,863
Central banks and credit institutions | Other currencies
Disclosure of financial assets [line items]
Total financial assets	€ 5,078	€ 8,028	€ 6,834